Grandeur Peak Global Opportunities Fund	Portfolio of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.56%
Australia — 4.24%
IPD Group Ltd/Australia	656,536	$ 2,016,383
MA Financial Group Ltd	662,026	4,781,120
Pinnacle Investment Management Group	470,328	5,561,787
Qualitas Ltd(b)	1,791,985	3,993,559
		16,352,849
Belgium — 3.34%
Melexis NV	123,059	9,303,856
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	591,249	3,593,633
		12,897,489
Brazil — 0.39%
Grupo Mateus S.A.	1,624,200	1,491,452

Canada — 2.15%
Aritzia Inc(a)	61,361	4,836,759
Richelieu Hardware, Ltd.	115,588	3,456,698
		8,293,457
China — 3.15%
Shenzhen New Industries Biomed(a)	337,980	2,619,668
Silergy Corp	1,072,008	9,516,671
		12,136,339
France — 3.65%
Thermador Groupe	22,912	2,138,490
Virbac S.A.	22,914	9,552,029
Wavestone	33,506	2,396,124
		14,086,643
Germany — 2.38%
Dermapharm Holding SE	86,266	3,565,429
Elmos Semiconductor AG	41,045	5,617,402
		9,182,831
India — 3.29%
Anant Raj Ltd.(a)	339,000	1,864,551
Cartrade Tech Ltd.(a)	74,500	2,152,648
Gulf Oil Lubricants India Ltd.	206,082	2,449,472
SJS Enterprises Ltd	242,718	4,416,332
Supriya Lifescience Ltd(a)	246,500	1,817,529
		12,700,532
Italy — 6.96%
Diasorin SPA	75,641	6,475,056
Interpump Group SpA	208,609	12,092,988
Recordati SpA	150,871	8,291,464
		26,859,508
Japan — 13.37%
AZOOM Co Ltd(a)	138,000	4,030,447
eWeLL Co Ltd	119,130	1,925,176
Hennge KK	483,102	3,627,276
Insource Co Ltd	498,926	2,334,051
Integral Corp	231,336	5,299,015
Japan Elevator Service Holdings Company Ltd.	477,180	5,011,929
Kandenko Company Ltd.(a)	78,500	2,821,723
Kinden Corp(a)	43,300	1,913,166
Kitz Corp	236,384	3,071,608
Mani, Inc.(a)	287,000	2,822,489
Maruwa Company Ltd.(a)	9,100	2,801,230
Monotaro Company, Ltd.	201,200	2,719,077
Rakus Co Ltd(a)	320,000	1,820,809
	Shares	Fair Value
COMMON STOCKS — 99.56% (continued)
Japan — 13.37% (continued)
Timee Inc(a)	132,600	$ 1,160,106
ULS Group Inc	705,850	2,599,698
Visional Inc(a)	138,823	7,641,625
		51,599,425
Luxembourg — 1.93%
Eurofins Scientific S.E.	92,096	7,442,388

Mexico — 1.48%
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	62,296	1,927,438
Regional SAB de CV	420,402	3,770,938
		5,698,376
Netherlands — 0.99%
IMCD N.V.(a)	9,100	850,211
Redcare Pharmacy N.V. 144A(a)(b)(c)	40,070	2,972,460
		3,822,671
Singapore — 0.46%
Riverstone Holdings Ltd.	2,921,242	1,756,603

South Korea — 2.28%
D'Alba Global Company Ltd.(a)	17,872	1,985,189
HD Hyundai Marine Solution Co(a)	23,000	2,910,247
HPSP Company Ltd.(a)	61,500	1,973,017
Sanil Electric Company Ltd.(a)	19,000	1,933,519
		8,801,972
Sweden — 5.59%
AddTech AB	82,607	2,696,672
Asker Healthcare Group AB(a)	249,635	2,103,724
BoneSupport Holding AB 144A(a)(b)(c)	95,200	1,977,086
Lagercrantz Group AB(a)	130,816	2,872,411
Roko AB(a)	10,800	1,933,269
Swedencare AB	573,191	1,560,371
Vimian Group AB(a)	2,146,275	6,432,999
Vitec Software Group	71,500	2,006,610
		21,583,142
Taiwan — 1.62%
Airtac International Group(a)	65,000	2,345,159
Jentech Precision Industrial Co., Ltd.(a)	27,000	2,426,813
Voltronic Power Technology Corporation	55,000	1,484,793
		6,256,765
United Arab Emirates — 0.52%
Spinneys 1961 Holding PLC(a)	4,754,221	2,019,492

United Kingdom — 16.75%
Advanced Medical Solutions Group	1,306,421	3,852,352
Cohort plc(a)	100,696	1,587,304
CVS Group plc	511,789	9,145,967
Diploma plc	161,038	11,722,912
Elixirr International PLC	247,502	2,675,478
Games Workshop Group plc	10,548	2,460,878
Hill & Smith Holdings plc	102,075	3,114,725
Marex Group PLC	129,886	5,127,899
Pollen Street Group Ltd	159,048	1,997,866
Renew Holdings PLC	285,608	3,665,800

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
January 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.56% (continued)
United Kingdom — 16.75% (continued)
Shawbrook Group plc(a)	311,380	$ 1,994,032
Softcat PLC	197,867	3,871,729
Tatton Asset Management plc	414,803	3,859,636
Volution Group PLC	1,086,709	9,546,492
		64,623,070
United States — 24.24%
4Imprint Group	44,202	2,467,730
Accelerant Holdings(a)	120,997	1,652,819
Alamo Group, Inc.	10,475	2,045,872
AtriCure, Inc.(a)	163,075	6,022,360
Bel Fuse, Inc., Class B	18,979	3,818,385
Bio-Techne Corporation	48,437	3,104,327
Elastic N.V.(a)	40,552	2,673,594
Five Below, Inc.(a)	19,430	3,723,565
Freshpet, Inc.(a)	27,613	1,924,626
HealthEquity, Inc.(a)	31,106	2,664,851
Houlihan Lokey, Inc.	20,325	3,421,104
JFrog Ltd.(a)	80,318	4,401,426
LeMaitre Vascular, Inc.	40,050	3,403,049
Littelfuse, Inc.	35,740	11,571,183
Mama's Creations Incorporated(a)	256,265	3,869,602
P10 Inc	183,154	1,974,400
Pattern Group, Inc.(a)	178,803	2,471,057
Pennant Group, Inc. (The) (a)	101,526	2,804,148
Perella Weinberg Partners	184,915	4,125,454
Power Integrations, Inc.	154,503	7,097,868
Primoris Services Corporation	38,429	5,697,099
Red Violet, Inc.(a)	54,889	2,496,352
RxSight, Inc.(a)	153,731	1,335,922
Silicon Laboratories, Inc.(a)	41,100	5,854,695
Upwork, Inc.(a)	145,139	2,907,134
		93,528,622
Vietnam — 0.78%
Asia Commercial Bank JSC	3,253,239	3,028,899

Total Common Stocks (Cost $299,888,564)		384,162,525

Total Common Stocks/ Investments — 99.56%
(Cost $299,888,564)		384,162,525

Other Assets in Excess of Liabilities — 0.44%		1,716,371

NET ASSETS — 100.00%		$ 385,878,896

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2026, these securities had a total aggregate market value of $12,536,738, representing 3.25% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total aggregate market value of $8,543,179, representing 2.21% of net assets.